Lease Arrangements	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Lease Arrangements
18.
LEASE ARRANGEMENTS
a.
Right-of-use assets

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Land and buildings
Handsets base stations	$7,648	$7,688
Others	1,564	1,492
Equipment	1,700	1,584
	$10,912	$10,764

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Additions to right-of-use assets	$4,415	$4,092	$4,445
Depreciation charge for right-of-use assets
Land and buildings
Handsets base stations	$2,939	$3,009	$3,039
Others	787	805	815
Equipment	346	354	468
	$4,072	$4,168	$4,322

The Company did not have significant sublease or impairment of right-of-use assets for the years ended December 31, 2023, 2024 and 2025.

b.
Lease liabilities

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Lease liabilities
Current	$3,558	$3,890
Noncurrent	7,334	7,001
	$10,892	$10,891

Ranges of discount rates for lease liabilities were as follows:

December 31
	2024	2025
Land and buildings
Handsets base stations	0.37%-2.00%	0.37%-2.00%
Others	0.37%-9.00%	0.37%-9.00%
Equipment	0.37%-3.50%	0.37%-3.50%

c.
Important lease-in activities and terms

The Company mainly enters into lease-in agreements of land and buildings for handsets base stations located throughout Taiwan with lease terms ranging from 1 to 20 years. The lease agreements do not contain bargain purchase options to acquire the assets at the expiration of the respective leases. For majority of the lease-in agreements on handsets base station, the Company has the right to terminate the agreement prior to the expiration date if the Company is unable to build the required telecommunication equipment, either due to legal restrictions, controversial events, or other events.

The Company also leases land and buildings for the use of offices, server rooms, and stores with lease terms from 1 to 30 years. Most of the lease agreements for national land adjust the lease payment according to the changes of the announced land values by the authority. At the expiry of the lease term, the Company does not have bargain purchase options to acquire the assets.

The lease agreements for equipment include a contract between Chunghwa and ST-2 Satellite Ventures Pte., Ltd. to lease capacity on the ST-2 satellite. For the information of lease agreements with related parties, please refer to Note 40.

d.
Other lease information

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Expenses relating to low-value asset leases	$9	$10	$9
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$8	$7	$7
Total cash outflow for leases	$4,006	$4,089	$4,305

The Company leases certain equipment which qualifies as low-value asset leases. The Company has elected to apply the recognition exemption and, thus, not to recognize right-of-use assets and lease liabilities for these leases.

Lease-out arrangements under operating leases for freehold property, plant, and equipment and investment properties were set out in Notes 17 and 19.